Segment Information - Summary Of General And Administration Of The Company (Detail) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Corporate general and administrative expenses	[1]	$ 76.2		$ 57.7
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Segment general and administrative expenses		123.7		98.2		$ 161.7		$ 133.3		$ 148.9
Corporate general and administrative expenses		76.2		57.7		100.9	[2]	80.0	[2]	91.4	[2]
Share-based compensation expense included in general and administrative expense		46.3	[3]	40.1	[3]	69.2	[4]	70.2	[4]	54.5	[4]
Purchase accounting and related adjustments		15.4	[5]	46.4	[5]	55.2	[6]	59.2	[6]	47.2	[6]
Reconciles segment of general and administration		$ 261.6		$ 242.4		$ 387.0		$ 342.7		$ 342.0

[1]	Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 18 for further information). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.
[2]	Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20 for further information). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.
[3]	Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $12.1 million in the nine months ended December 31, 2023 (2022—$17.0 million).
[4]	Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $26.7 million in fiscal year 2023 (2022- $19.6 million, 2021—$18.0 million).
[5]	These adjustments include the non-cash charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.
[6]	These adjustments include the non-cash charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected in as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.